9. Stockholders' deficit	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
9. Stockholders' deficit
9.	Stockholders’ deficit

a)	Common shares

The Company issued 1,000,000 common shares valued at $50,000 to a third party in terms of an investor relations consulting agreement entered into on June 17, 2016.

b)	Warrants

In terms of the short term loan entered into, as disclosed under note7 above, on April 13, 2016, the Company issued 3,703,700 five year warrants exercisable at $0.03 per share, these warrants have a cashless exercise option.

The movement in warrants outstanding is summarized below:

The movement in warrants outstanding is summarized below:

	Number of warrants outstanding	Weighted average exercise price per share

Outstanding at January 1, 2015	6,300,000	$0.143
Granted	—	—
Cancelled/forfeited	—	—
Exercised	—	—
Outstanding at December 31, 2015	6,300,000	0.143
Granted	3,703,700	0.030
Cancelled/forfeited	(4,500,000)	0.150
Exercised	—	—
Outstanding at June 30, 2016	$5,503,700	$0.041

The following table summarizes information about warrants outstanding at June 30, 2016

Exercise Price	Number of warrants	Weighted average remaining life	Weighted average exercise price

$0.003	300,000	*	$0.003
$0.030	3,703,700	4,79	0.030
$0.150	1,500,000	0.47	0.150
	5,503,700	3.35	$0.041

*	In terms of an agreement entered into with an investor relations company, 300,000 warrants were to be issued as part of the Investor Relations Agreement. These warrants have not been issued as yet, therefore the warrant terms are uncertain.

As of June 30, 2016 the 5,503,700 warrants were all vested, there were no unrecognized compensation costs related to these warrants and the intrinsic value of the warrants as of June 30, 2016 is $48,038.

c)	Stock options

Our board of directors adopted the GreeneStone Healthcare Corporation 2013 Stock Option Plan (the “Plan”) to promote our long-term growth and profitability by (i) providing our key directors, officers and employees with incentives to improve stockholder value and contribute to our growth and financial success and (ii) enable us to attract, retain and reward the best available persons for positions of substantial responsibility. A total of 10,000,000 shares of our common stock have been reserved for issuance upon exercise of options granted pursuant to the Plan. The Plan allows us to grant options to our employees, officers and directors and those of our subsidiaries; provided that only our employees and those of our subsidiaries may receive incentive stock options under the Plan. We have granted a total of 480,000 options as of June 30, 2016 under the Plan.

No options were issued, exercised or cancelled for the period under review.

The following table summarizes information about options outstanding at June 30, 2016.

Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Weighted average exercise price

$0.12	480,000	400,000	3.34	$0.12

As of June 30, 2016 there was no unrecognized compensation costs related to these options and the intrinsic value of the options is $0.